Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Feb. 01, 2016
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX